Business Segment and Disaggregation of Revenue (Restatement) - Schedule of Lease Income from Sales-Type Lease and Operating Lease (Details) - USD ($)	12 Months Ended
	Mar. 31, 2025	Mar. 31, 2024	Mar. 31, 2023
Business Segment and Disaggregation of Revenue (Restatement) [Abstract]
Sales-Type Lease, Lease Income, Statement of Income or Comprehensive Income [Extensible Enumeration]	Finance income
Sales-type Lease, Lease Income	$ 147,707	$ 409,931	$ 369,439
Operating Lease, Lease Income, Statement of Income or Comprehensive Income [Extensible Enumeration]	Finance income
Operating Lease, Lease Income	$ 226,500	116,150	24,000
Lease Income	$ 374,207	$ 526,081	$ 393,439